CONSOLIDATED STATEMENTS OF CASH FLOW	6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash flows provided by (used in) operating activities
Net income (loss)	$ 7,251,000	$ (8,645,000)	$ (20,902,000)	$ (17,857,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on bargain purchase	(15,530,000)	(2,749,000)	(2,749,000)	0
Gain on debt and payables extinguishment	(3,990,000)	0
Stock-based compensation	603,000	180,000	369,000	530,000
Payment made in stock (payroll and consultants)	1,426,000	1,020,000	2,935,000	1,834,000
Provision for bad debt	0	97,000	631,000	78,000
Inventory valuation adjustments	76,000	110,000	2,417,000	861,000
Depreciation and amortization	2,132,000	2,867,000	5,561,000	4,829,000
Impairment charge			2,683,000	2,092,000
Change in fair value of derivative liabilities	190,000	1,260,000	(2,545,000)	(2,559,000)
Guaranteed interest and debt issuance costs	434,000	0
Amortization of debt discount	0	50,000	50,000	326,000
Offering expenses	0	158,000	684,000	0
Accrual of potential shortfall (See Note 13)			1,669,000	0
Changes in assets and liabilities
Accounts receivable	(1,895,000)	72,000	(683,000)	(336,000)
Inventory	2,181,000	480,000	1,045,000	354,000
Prepaid expenses and other current assets	(559,000)	(67,000)	(41,000)	102,000
Accounts payable	3,187,000	329,000	139,000	328,000
Deferred rent	0	(64,000)
Accrued expenses and interest expense	3,205,000	196,000	340,000	1,096,000
Deferred revenue and customer deposits	3,000	33,000	(115,000)	(12,000)
Due to related parties	1,657,000	312,000	436,000	(85,000)
Net cash provided by (used in) operating activities	371,000	(4,361,000)	(8,076,000)	(7,778,000)
Cash flows used in investing activities
Cash acquired with the acquisition of IMT	0	(23,000)	(23,000)	0
Cash disbursed for property and equipment	(395,000)	(12,000)	(12,000)	(34,000)
Cash used in Vislink acquisition	(6,500,000)	0
Capitalization of intangible assets			0	(2,192,000)
Net cash used in investing activities	(6,895,000)	(35,000)	(35,000)	(2,226,000)
Cash flows provided by financing activities
Principal repayments made on of capital lease obligations	(28,000)	(25,000)	(53,000)	(156,000)
Proceeds from multiple issuances of convertible preferred stock, common stock and warrants	3,500,000	4,537,000	19,539,000	1,977,000
Costs incurred in connection with multiple financings	(459,000)	(791,000)	(2,660,000)	(946,000)
Proceeds received from related party advances			0	1,900,000
Repayments of advances to related parties			(300,000)	(500,000)
Proceeds received from issuance of convertible notes payable	0	1,000,000	1,000,000	1,470,000
Principal repayments of Vislink notes	(2,000,000)	0
Costs incurred in connection with convertible notes payable			0	(163,000)
Proceeds received from issuance of common stock and warrants			0	4,976,000
Principal repayments of convertible notes payable	0	(1,031,000)	(1,221,000)	(702,000)
Principal repayments of notes payable	(824,000)	0
Proceeds from the exercise of warrants	1,589,000	492,000
Net cash provided by financing activities	1,778,000	4,182,000	16,797,000	9,614,000
Proceeds received from the exercise of warrants			492,000	1,758,000
Effect of exchange rate changes on cash	348,000	0
Net decrease in cash	(4,398,000)	(214,000)	8,686,000	(390,000)
Cash, beginning of period	9,054,000	368,000	368,000	758,000
Cash, end of period	4,656,000	154,000	9,054,000	368,000
Cash paid for interest	242,000	472,000	626,000	240,000
Cash paid for taxes	0	0	0	0
Supplemental cash flow disclosures of non-cash investing and financing activities
Conversion of convertible notes payable	0	465,000	610,000	150,000
Settlement of amounts due to related parties	120,000	244,000	364,000	1,756,000
Conversion of amounts due under convertible notes payable for related parties			0	500,000
Stock issued as payment of interest on convertible note	90,000	0	90,000	180,000
Conversion of amounts due to related parties into Series B Preferred, common stock and warrants			0	845,000
Derivative liability in connection with conversion option & warrants			0	270,000
Reclassification of derivative liabilities to stockholders’ equity upon the exercise of warrants	0	376,000	2,379,000	1,390,000
Amortization of commitment fees			0	294,000
Acquisition of equipment under capital lease obligations			0	193,000
Dividends and deemed dividend on Series B Convertible Preferred Stock conversion	0	1,808,000	1,808,000	3,079,000
Settlement of services previously accrued	295,000	0
Settlement of notes payable to sellers of Vislink with assumption of liabilities and debt extinguishment	7,500,000	0
Issuance of Series D Convertible Preferred Stock	0	500,000
Purchase Consideration
Amount of consideration:	16,000,000	3,000,000	3,000,000	0
Assets acquired and liabilities assumed at preliminary fair value
Cash	0	477,000	477,000	0
Accounts receivable	7,129,000	676,000	676,000	0
Inventories	18,234,000	3,329,000	3,329,000	0
Property and equipment	3,868,000	1,470,000	1,470,000	0
Other current assets			55,000	0
Accounts payable and deferred revenue	(2,079,000)	(423,000)	(423,000)	0
Deferred rent	0	(167,000)	(167,000)	0
Accrued expenses	(451,000)	(378,000)	(378,000)	0
Prepaid expenses	1,209,000	55,000
Net tangible assets acquired	27,910,000	5,039,000	5,039,000	0
Identifiable intangible assets
Total Identifiable Intangible Assets	3,620,000	710,000	710,000	0
Total net assets acquired	31,530,000	5,749,000	5,749,000
Consideration paid	16,000,000	3,000,000	3,000,000	0
Preliminary gain on bargain purchase	15,530,000	2,749,000	2,749,000	0
Customer Relationships [Member]
Identifiable intangible assets
Total Identifiable Intangible Assets	2,520,000	360,000	360,000	0
Trademarks and Trade Names [Member]
Identifiable intangible assets
Total Identifiable Intangible Assets	1,100,000	350,000	350,000	0
Series B Preferred Stock [Member]
Supplemental cash flow disclosures of non-cash investing and financing activities
Conversion of Convertible Preferred Stock	0	2,722,000	4,530,000	5,677,000
Series D Preferred Stock [Member]
Cash flows provided by (used in) operating activities
Net income (loss)			0
Supplemental cash flow disclosures of non-cash investing and financing activities
Settlement of amounts due to related parties			0
Conversion of Convertible Preferred Stock	$ 648,000	$ 250,000	$ 3,271,000	$ 0